Report for the Calendar Year or Quarter Ended:	June 30, 2010
Check here if Amendment  [   ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		July 22, 2010

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	40

Form 13F Information Table Value Total:	$240,734

List of Other Managers Included:		NONE



	ITEM 1:	ITEM 2:	ITEM 3:	ITEM 4:	ITEM 5:	ITEM 6(a):	ITEM 8(a):
  	NAME OF ISSUER	COM	CUSIP	MKT VAL	SHARES PR	SOLE	SOLE
D	ABBOTT LABS	COM	002824100	7756	165790	165790	165790
D	AT&T	COM	00206R102	231	9538	9538	9538
D	BOEING	COM	097023105	223	3550	3550	3550
D	CHEVRON-TEXACO CORP	COM	166764100	292	4308	4308	4308
D	CHUBB CORPORATION	COM	171232101	8044	160855	160855	160855
D	CISCO SYSTEMS	COM	17275R102	7172	336533	336533	336533
D	CONOCOPHILLIPS	COM	20825C104	9822	200074	200074	200074
D	DIAGEO PLC	COM	25243Q205	5280	84162	84162	84162
D	EBAY	COM	278642103	6658	339515	339515	339515
D	EXXON MOBIL CORP	COM	30231G102	10374	181785	181785	181785
D	GENERAL DYNAMICS CORP	COM	369550108	4644	79300	79300	79300
D	HEINZ HJ CO	COM	423074103	7870	182100	182100	182100
D	ILLINOIS TOOL WORKS INC	COM	452308109	6745	163395	163395	163395
D	INTEL	COM	458140100	8586	441440	441440	441440
D	JOHNSON & JOHNSON	COM	478160104	11070	187435	187435	187435
D	LOWE'S COMPANIES, INC.	COM	548661107	9366	458650	458650	458650
D	MARKEL CORPORATION	COM	570535104	4787	14079	14079	14079
D	MCDONALD'S CORP	COM	580135101	9294	141095	141095	141095
D	MEDTRONIC INC	COM	585055106	5685	156750	156750	156750
D	MERCK & CO.	COM	58933Y105	253	7222	7222	7222
D	MICROSOFT	COM	594918104	8031	349043	349043	349043
D	NESS ENERGY INTERNATIONAL	COM	64104P105	0	20000	20000	20000
D	NIKE, INC.	COM	654106103	5232	77460	77460	77460
D	ORACLE CORPORATION	COM	68389X105	9815	457345	457345	457345
D	PAYCHEX, INC.	COM	704326107	7029	270640	270640	270640
D	PEPSICO	COM	713448108	12447	204215	204215	204215
D	PFIZER INC	COM	717081103	472	33132	33132	33132
D	PROCTER & GAMBLE	COM	742718109	12632	210607	210607	210607
D	QUANTA SERVICES, INC.	COM	74762E102	8038	389230	389230	389230
D	S&P BIOTECH INDEX	COM	78464A870	4737	91492	91492	91492
D	SIGHTLOGIX	COM	82699A903	108	80000	80000	80000
D	SPDR S&P500 ETF TRUST	COM	78462F103	229	2223	2223	2223
D	STATE STREET CORP	COM	857477103	6274	185505	185505	185505
D	STRYKER	COM	863667101	9228	184335	184335	184335
D	SYSCO CORPORATION	COM	871829107	8911	311905	311905	311905
D	THERMO FISHER SCIENTIFIC	COM	883556102	7692	156825	156825	156825
D	US BANCORP	COM	902973304	338	15131	15131	15131
D	VANGUARD STAR FD #56	COM	921909107	626	37350	37350	37350
D	WAL-MART	COM	931142103	9987	207765	207765	207765
D	WASTE MANAGEMENT	COM	94106L109	4756	151995	151995	151995
S	REPORT SUMMARY	40	RECORDS	240734	0	OTHER MANAGERS